Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 10,808,499,000	$ 10,197,596,000
Accumulated depreciation and amortization	(6,811,233,000)	(6,413,061,000)
Property, plant and equipment, net	3,997,266,000	3,784,535,000
Loss on asset disposals, net	19,700,000	11,000,000	11,800,000
U.S. Cellular
Property, Plant and Equipment [Line Items]
Land	33,947,000	30,807,000
Buildings	341,852,000	330,925,000
Leasehold and land improvements	1,188,720,000	1,129,818,000
Cell site equipment	3,100,916,000	2,874,397,000
Switching equipment	1,155,114,000	1,113,780,000
Office furniture and equipment	535,656,000	570,776,000
Other equipment	128,290,000	127,253,000
System development	631,184,000	545,193,000
Work in process	362,749,000	285,500,000
Property, plant and equipment	7,478,428,000	7,008,449,000
Accumulated depreciation and amortization	(4,455,840,000)	(4,218,147,000)
Property, plant and equipment, net	3,022,588,000	2,790,302,000
Depreciation and amortization expense	597,700,000	565,100,000	559,000,000
U.S. Cellular | Buildings
Property, Plant and Equipment [Line Items]
Useful life	20 years
U.S. Cellular | Leasehold and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
U.S. Cellular | Leasehold and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
U.S. Cellular | Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	6 years
U.S. Cellular | Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
U.S. Cellular | Switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
U.S. Cellular | Switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years
U.S. Cellular | Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
U.S. Cellular | Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
U.S. Cellular | Other operating assets and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
U.S. Cellular | Other operating assets and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
U.S. Cellular | System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
U.S. Cellular | System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years
TDS Telecom
Property, Plant and Equipment [Line Items]
Land	9,004,000	9,004,000
Buildings	147,177,000	135,883,000
Cable and wire	1,445,270,000	1,410,706,000
Network electronic equipment	888,425,000	853,458,000
Office furniture and equipment	312,843,000	286,593,000
Other equipment	127,566,000	114,788,000
System development	196,185,000	165,812,000
Work in process	87,043,000	88,924,000
Property, plant and equipment	3,213,513,000	3,065,168,000
Accumulated depreciation and amortization	(2,279,325,000)	(2,128,411,000)
Property, plant and equipment, net	934,188,000	936,757,000
Depreciation and amortization expense	177,300,000	168,200,000	165,900,000
TDS Telecom | Buildings
Property, Plant and Equipment [Line Items]
Useful life	30 years
TDS Telecom | Cable and wire | Minimum
Property, Plant and Equipment [Line Items]
Useful life	15 years
TDS Telecom | Cable and wire | Maximum
Property, Plant and Equipment [Line Items]
Useful life	20 years
TDS Telecom | Network electronic equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
TDS Telecom | Network electronic equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	12 years
TDS Telecom | Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
TDS Telecom | Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
TDS Telecom | Other equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	10 years
TDS Telecom | Other equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	15 years
TDS Telecom | System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
TDS Telecom | System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Corporate and Non-Reportable segment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	116,558,000	123,979,000
Accumulated depreciation and amortization	(76,068,000)	(66,503,000)
Property, plant and equipment, net	40,490,000	57,476,000
Depreciation and amortization expense	$ 10,300,000	$ 8,300,000	$ 7,300,000
TDS Telecom ILEC
Property, Plant and Equipment [Line Items]
Depreciation as a percent of depreciable property	5.50%	5.50%	5.70%